Trade and other payables	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Trade and other payables	25 Trade and other payables

	2025 £m	2024 £m
Trade payables	1,814	1,709
Master settlement agreement (U.S.) (note 6(b))	1,338	1,520
Duty, excise and other taxes	2,985	2,893
Accrued charges and deferred income	2,644	2,725
FII GLO (note 10(b))	671	1,118
Social security and other taxation	42	34
Approved Plans in Canada payable (note 24)	85	—
Sundry payables	233	236
	9,812	10,235
Current	9,328	9,550
Non-current	484	685
	9,812	10,235
Supplier Financing Arrangements
The Group has certain supplier financing arrangements or ‘reverse factoring’ arrangements in place. The principal purpose of these arrangements is to provide the supplier with the option to access liquidity earlier through the sale of its receivables due from the Group to a bank or other financial institution prior to their due date. Management has determined that the Group’s payables to these suppliers have neither been extinguished nor have the liabilities been significantly modified by these arrangements. The value of amounts payable, invoice due dates and other terms and conditions applicable, from the Group’s perspective, remain unaltered, with only the ultimate payee being changed. Non-cash movements were immaterial. The cash outflows in respect of these arrangements have been recognised within operating cash flows.

		2025 £m	2024 £m
Supplier Financing Arrangements
Total	Amounts available for financing reported within trade payables	296	180
	Amounts accepted by financial institutions for early financing	287	179
	Amounts for which suppliers have received payment	274	157
Analysed as:
Leaf payables	Amounts available for financing reported within trade payables	188	90
	Amounts accepted by financial institution for early financing	182	90
	Amounts for which suppliers have received payment	180	84
Other payables	Amounts available for financing reported within trade payables	108	90
	Amounts accepted by financial institution for early financing	105	89
	Amounts for which suppliers have received payment	94	73

			2025		2024
Range of payment due dates*		Lower	Upper	Lower	Upper
Leaf suppliers (note 1)	Trade payables part of the arrangement	90 days	150 days	90 days	150 days
	Trade payables that are not part of the arrangement	1 day	120 days	1 day	120 days
Logistics suppliers	Trade payables part of the arrangement	45 days	120 days	45 days	135 days
	Trade payables that are not part of the arrangement	1 day	120 days	1 day	180 days
Raw materials and consumables suppliers (excl. leaf)	Trade payables part of the arrangement	60 days	180 days	60 days	180 days
	Trade payables that are not part of the arrangement	1 day	240 days	1 day	240 days
Other suppliers (note 2)	Trade payables part of the arrangement	30 days	180 days	30 days	180 days
	Trade payables that are not part of the arrangement	1 day	150 days	1 day	270 days
Notes:
*Suppliers are subject to various payment due dates depending on the jurisdiction and standard practices. The Group’s payment terms commence from the invoice date. However, for certain categories of external suppliers, payment terms begin from the date a valid invoice is received.
1.Leaf suppliers are subject to various payment due dates depending on the jurisdiction and standard practices. In certain countries, the leaf suppliers who are not part of supplier financing arrangements are paid in advance or on the next working day.
2.The decrease in the upper limit for trade payables that are not part of the supplier financing arrangement (other suppliers) was due to a change in IT service provider.
Accrued charges and deferred income
Accrued charges and deferred income include £21 million of deferred income (2024: £20 million) relating to certain customer deposits in advance of shipments and £25 million (2024: £29 million) in respect of interest payable mainly related to tax matters.
FII GLO
FII GLO includes £336 million (2024: £813 million) relating to receipts in 2015, in respect of the Franked Investment Income Government Litigation Order
(note 10(b)).
During 2024, as a result of the Group agreeing to repay £0.8 billion to HMRC, as mentioned in note 10(b), interest accrued has been transferred from provisions to payables. The interest accrued at 31 December 2024 was £305 million and when combined with the current year interest charge of £30 million
(refer to note 8(b)), the total interest payable recognised in relation to FII GLO is £335 million. The interest is calculated based on the UK central bank base rate plus 2%, has been charged to net finance costs and will be payable from 2026.
In line with the repayment schedule, £222 million (2024: £479 million) of FII GLO has been recognised as a current payable.
Approved Plans in Canada payable
Refer to note 24 for further information on the Approved Plans in Canada.
Sundry payables
As explained in note 17, the Group acts as a collection agent for banks and other financial institutions in certain debtor factoring arrangements. The cash collected in respect of these arrangements that has not yet been remitted amounts to £112 million (2024: £124 million) and is included in sundry payables.
Other
There is no material difference between the above amounts for trade and other payables and their fair value due to the short-term duration of the majority of trade and other payables, as determined using discounted cash flow analysis.
Trade and other payables are predominantly denominated in the functional currencies of subsidiary undertakings with less than 7% in other currencies (2024:
less than 7% in other currencies).
Amounts payable to related parties including associated undertakings are shown in note 30.